UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23619

Aspiriant Risk-Managed Capital Appreciation Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Terrance P. Gallagher

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: Mar 31

Date of reporting period: September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Semi-Annual Report

September 30, 2022

(Unaudited)

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

TABLE OF CONTENTS

Schedule of Investments	2
Summary of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Statement of Cash Flows	8
Financial Highlights	9
Notes to Financial Statements	10
Other Information	20
Privacy Policy	21

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Schedule of Investments

As of September 30, 2022 (Unaudited)

	Type of Investment	Units / Shares	Cost	Fair Value
MARKETABLE SECURITIES (13.53%)
EXCHANGE-TRADED FUND (0.13%)
iShares MSCI ACWI ETF	Exchange-traded fund	2,049	$123,918	$159,474
TOTAL EXCHANGE-TRADED FUND			123,918	159,474

FOREIGN COLLECTIVE INVESTMENT FUND (3.02%)
GMO Equity Dislocation Investment Fund - Class A	Foreign fund	181,222	4,007,330	3,789,344
TOTAL FOREIGN COLLECTIVE INVESTMENT FUND			4,007,330	3,789,344

MUTUAL FUNDS (10.38%)
American Funds New Perspective Fund F-3	Mutual fund	85,230	3,307,135	3,880,508
DFA Global Equity Portfolio I	Mutual fund	374,031	7,645,204	9,148,796
TOTAL MUTUAL FUNDS			10,952,339	13,029,304

TOTAL MARKETABLE SECURITIES			15,083,587	16,978,122

	Investment Strategy			Acquisition Date
PORTFOLIO FUNDS [a,b] (86.23%)
MEMBERSHIP INTERESTS (9.08%)
D. E. Shaw All Country Global Alpha Extension Fund, LLC	Long/Short	10,000,000	11,230,210	7/1/2018
New Mountain Investments III, LLC	Buyout	179,687	168,346	12/19/2007
TOTAL MEMBERSHIP INTERESTS		10,179,687	11,398,556

PARTNERSHIP INTERESTS (77.15%)
Accolade Partners VII-C, L.P.[c]	Private Equity	1,248,750	1,218,938	12/7/2020
Adams Street Partnership Fund-2008 Non-U.S. Fund, L.P.	Multi-Strategy	1,256,692	2,133,162	1/3/2008
AQR Delphi Long-Short Equity Fund, L.P.	Long/Short	6,500,000	7,362,369	4/1/2020
Black River Capital Partners Fund (Food) L.P.	Private Equity	4,514,712	2,836,277	8/5/2011
Blackstone Life Sciences V L.P.	Private Equity	1,513,873	1,549,662	1/10/2020
Capital Dynamics Champion Ventures VII	Venture Capital	2,108,556	6,246,343	2/16/2012
Centerbridge Special Credit Partners	Private Credit	—	41,056	10/27/2009
Coatue Qualified Partners, L.P.	Long/Short	5,000,000	7,484,195	11/1/2017
Gavea Investment Fund IV A, L.P.	Private Equity	1,424,075	198,867	7/1/2011
Goldman Sachs Vintage Fund V, L.P.	Buyout	2,035,142	187,080	8/20/2008
Kayne Anderson Energy Fund V (QP), L.P.	Private Equity	2,899,211	1,514,024	7/1/2009
Oaktree Opportunities Fund X, L.P.	Private Credit	829,500	2,075,446	2/4/2016
Oaktree Opportunities Fund Xb, L.P.	Private Credit	6,500,000	9,666,767	6/18/2018
RA Capital Heathcare Fund, L.P.	Long/Short	6,000,000	7,383,453	2/1/2019
RA Capital Nexus Fund III, L.P.	Private Equity	1,200,000	1,164,975	12/17/2021

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

SCHEDULE OF INVESTMENTS (Continued)

As of September 30, 2022 (Unaudited)

	Investment Strategy	Units / Shares	Cost	Fair Value	Acquisition Date
PORTFOLIO FUNDS [a,b] (Continued)
MEMBERSHIP INTERESTS (Continued)
Renaissance Institutional Diversified Global Equities Onshore Fund L.P.	Long/Short		$10,409,049	$7,899,568	7/1/2018
Revolution Ventures II, L.P.	Venture Capital		3,442,671	4,721,374	10/24/2013
Stripes V, L.P.	Private Equity		9,289,131	13,505,353	7/7/2021
The Children’s Investment Fund L.P.	Long/Short		5,000,000	7,418,000	11/1/2017
Two Sigma China Core Equity Fund, L.P.	Hedge Fund		3,000,000	2,355,657	5/1/2021
Viking Global Opportunities L.P.	Long/Short		10,000,000	9,841,762	1/1/2021
TOTAL PARTNERSHIP INTERESTS			84,171,362	96,804,328

TOTAL PORTFOLIO FUNDS			94,351,049	108,202,884
	Type of Investment
SHORT-TERM INVESTMENT (5.58%)
Fidelity Investments Money Market Government Portfolio I, 2.74%[d]	Money Market Fund	7,003,585	7,003,585	7,003,585
TOTAL SHORT-TERM INVESTMENT			7,003,585	7,003,585

TOTAL INVESTMENTS (105.34%)			$116,438,221	$132,184,591
Liabilities in excess of other assets (-5.34%)				(6,702,793)

TOTAL NET ASSETS (100.00%)				$125,481,798

[a]	Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale (see Notes 3 & 5).
[b]	Non-income producing security.
[c]	Affiliated investment for which ownership exceeds 5% of the investment’s capital (see Note 5).
[d]	The rate is the annualized seven-day yield at period end.

All investments are in the United States of America, except GMO Equity Dislocation Investment Fund - Class A which is domiciled in Ireland and Gavea Investment Fund IV A, L.P. which is domiciled in Brazil.

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Summary of Investments

As of September 30, 2022 (Unaudited)

SECURITY TYPE	Percent of Total Net Assets
MARKETABLE SECURITIES
Exchange-Traded Funds	0.13%
Foreign Collective Investment Fund	3.02
Mutual Funds	10.38
TOTAL MARKETABLE SECURITIES	13.53
PORTFOLIO FUNDS
Membership Interests	9.08
Partnership Interests	77.15
TOTAL PORTFOLIO FUNDS	86.23
SHORT-TERM INVESTMENT	5.58
TOTAL INVESTMENTS	105.34
Liabilities in excess of other assets	(5.34)
TOTAL NET ASSETS	100.00%

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Statement of Assets and Liabilities

As of September 30, 2022 (Unaudited)

ASSETS:
Unaffiliated investments, at fair value (cost $115,189,471)	$130,965,653
Affiliated investments, at fair value (cost $1,248,750)	1,218,938
Cash held in escrow	1,103,122
Dividend receivable	12,800
Prepaid expenses	16,449
Other receivables	2,564
Total Assets	$133,319,526

LIABILITIES:
Payable for shares redeemed	$6,619,309
Subscriptions received in advance	1,046,400
Administration and accounting fees payable	48,512
Management fee payable	33,079
Administrative services fees payable	33,079
Transfer agent fees and expenses payable	4,973
Custody fees payable	2,972
Other expenses payable	49,404
Total Liabilities	7,837,728

Commitments and contingencies (see Note 3)

NET ASSETS	$125,481,798

NET ASSETS CONSIST OF:
Paid-in capital (unlimited shares authorized, par value of $0.001 per share)	95,534,930
Total distributable earnings	29,946,868
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$125,481,798

SHARES ISSUED AND OUTSTANDING	12,832,593
NET ASSET VALUE PER SHARE	$9.78

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Statement of Operations

For the Six Months Ended September 30, 2022 (Unaudited)

INVESTMENT INCOME:
Dividend income from unaffiliated investments (net of withholding taxes of $1,831)	$168,711
Other income from unaffiliated investments	9,094
Interest income from unaffiliated investments	21
Total Income	177,826

EXPENSES:
Management fee	339,144
Administration and accounting fees	92,640
Legal fees	75,840
Administrative services fees	67,829
Trustees’ fees and expenses	32,192
Registration fees	26,984
Audit fees	24,000
Transfer agent fees and expenses	16,760
Insurance fees	12,754
Compliance fees	10,800
Custody fees	10,700
Professional fees	1,729
Other expenses	13,096
Total Expenses	724,468
Expenses Waived by Investment Manager	(271,315)
Net Expenses	453,153
Net Investment Loss	(275,327)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on unaffiliated investments	2,905,532
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	(18,372,768)
Affiliated investments	(35,478)
Total net change in unrealized appreciation (depreciation)	(18,408,246)
Total net realized and unrealized gain (loss)	(15,502,714)
Net Decrease in Net Assets Resulting from Operations	$(15,778,041)

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Statements of Changes in Net Assets

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022[1]
CHANGE IN NET ASSETS FROM:
OPERATIONS:
Net investment loss	$(275,327)	$(386,261)
Net realized gain on investments	2,905,532	10,289,646
Capital gain distributions from marketable securities	—	1,666,908
Net change in unrealized appreciation (depreciation) on investments	(18,408,246)	1,907,829
Change in Net Assets Resulting from Operations	(15,778,041)	13,478,122

CAPITAL SHARE TRANSACTIONS:
Shares sold	1,708,000	147,293,196	[2]
Shares redeemed	(8,833,430)	(12,486,049)
Change in Net Assets Resulting from Capital Transactions	(7,125,430)	134,807,147

Change in Net Assets	$(22,903,471)	$148,285,269

NET ASSETS:
Beginning of period	148,385,269	100,000	[3]
End of period	$125,481,798	$148,385,269

TRANSACTIONS IN SHARES:
Shares sold	157,351	14,683,274	[4]
Shares redeemed	(895,560)	(1,122,472)
Change in Shares Outstanding	(738,209)	13,560,802

[1]	Reflects operations from April 1, 2021 (commencement of operations) to March 31, 2022.

[2]	Includes $142,080,196 of paid-in-capital received from an in-kind subscription effective April 1, 2021 (see note 2).

[3]	The Investment Manager made an initial purchase of 10,000 shares for $100,000 at a $10.00 net asset value on March 5, 2021.

[4]	Includes 14,208,020 shares received from an in-kind subscription effective April 1, 2021 (see note 2).

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Statement of Cash Flows

For the Six Months Ended September 30, 2022 (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets from operations	$(15,778,041)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities:
Purchases of investments	(18,352,169)
Proceeds from sales of investments	18,354,656
Proceed from return of capital of Portfolio Funds	1,953,469
Net realized gain on investments	(2,905,532)
Net change in unrealized (appreciation) depreciation on:
Investments	18,372,768
Affiliated Investments	35,478
Change in operating assets and liabilities:
Dividend receivable	14,296
Prepaid expenses	23,823
Other receivables	(1,764)
Administration and accounting fees payable	(1,107)
Management fee payable	(4,354)
Administrative services fees payable	(4,354)
Transfer agent fees and expenses payable	(21)
Custody fees payable	(1,917)
Other expenses payable	(5,484)
Net Cash Provided by Operating Activities	1,699,747

CASH FLOWS FROM FINANCING ACTIVITIES:
Shares sold (net of subscriptions received in advance)	1,194,400
Shares redeemed (net of payable for shares redeemed)	(3,783,424)
Repayment to custodian	(26,904)
Net Cash Used by Financing Activities	(2,615,928)

Net Change in Cash	(916,181)

Cash at Beginning of Period[1]	2,019,303

Cash at End of Period[1]	$1,103,122

[1]	Cash includes cash and cash held in escrow, as outlined further on the Statement of Assets and Liabilities.

See accompanying Notes to Financial Statements.

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Financial Highlights

Per share data and ratios for a share outstanding throughout the period.

	For the Six Months Ended September 30, 2022 (Unaudited)	For the Year Ended March 31, 2022[1]
Net Asset Value, Beginning of Period	$10.93	$10.00

Income from Investment Operations
Net investment loss[2]	(0.02)	(0.03)
Net realized and unrealized gain on investments	(1.13)	0.96
Total from investment operations	(1.15)	0.93

Net Asset Value, End of Period	$9.78	$10.93

Total Return	(10.52)%[3]	9.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$125,482	$148,385
Net investment loss[4]	(0.40)%[5]	(0.25)%
Gross expenses[4,6]	1.07%[5]	0.95%
Net expenses[4,7]	0.67%[5]	0.55%
Portfolio turnover rate	5%[3]	13%

[1]	Reflects operations from April 1, 2021 (commencement of operations) to March 31, 2022.

[2]	Per share data is computed using the average shares method.

[3]	Not annualized.

[4]

The ratios of expenses and net investment income or loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

[5]	Annualized.

[6]	Represents the ratio of expenses to average net assets absent of fee waivers and/or expense reimbursements.

[7]	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or reimbursements by the Investment Manager (see Note 6).

See accompanying Notes to Financial Statements.

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Notes to Financial Statements

September 30, 2022 (Unaudited)

1.	ORGANIZATION

Aspiriant Risk-Managed Capital Appreciation Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. The Fund operates under an Agreement and Declaration of Trust dated November 10, 2020. The Fund commenced its operations on April 1, 2021, after the conversion of the Global Capital Opportunities, L.P. (the “Private Fund”), a privately offered investment fund managed by the Investment Manager (as defined below) with investment policies, objectives, guidelines, and restrictions that were in all material respects equivalent to those of the Fund. Aspiriant, LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The investment objective of the Fund is to seek long term capital appreciation. The Fund is a “fund of funds” that intends to invest primarily in general or limited partnerships, funds, corporations, trusts or other investment vehicles (collectively, “Investment Funds”) that invest or trade in a wide range of securities. The Fund intends to invest its assets in U.S. and foreign, including emerging markets, securities and Investment Funds.

The Board of Trustees (the “Board”) of the Fund has the overall responsibility for monitoring the operations of the Fund, including the Investment Manager.

2.	SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation and Use of Estimates – The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies (“ASC 946”). The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Cash – Cash and cash held in escrow for shares tendered and shares received in advance, if any, may include demand deposits. Such deposits, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

Investment Valuation – The Board has delegated day-to-day management of the valuation process to the Investment Manager as the appointed Valuation Designee, which has established a valuation committee (the “Valuation Committee”) to carry out this function. The Valuation Designee is subject to the oversight of the Board. The Valuation Designee is responsible for assessing and managing key valuation risk, and is generally to review valuation methodologies, valuation determinations, and any information provided by the Investment Manager.

Investments in Portfolio Funds – As a practical expedient, the Fund estimates the fair value of interests in Portfolio Funds (“Portfolio Funds’ Interests”) that do not have a readily determinable fair value using the net asset value per share (or equivalent, such as member units, or an ownership interest in partners’ capital to which a proportionate share of net assets is attributed) of the Portfolio Funds as determined by the respective investment manager (“Portfolio Fund’s Manager”), if the net asset value per share of the Portfolio Fund (or its equivalent) is calculated in a manner consistent with measurement principles in ASC 946 as of the reporting entity’s measurement date. If the net asset value per share (or its equivalent) of the Portfolio Fund is not as of the Fund’s measurement date or is not calculated in a manner consistent with the measurement principles of ASC 946, the Fund may adjust the most recent net asset value per share (or its equivalent) as necessary in order to estimate the fair value for the Portfolio

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

Fund in a manner consistent with the measurement principles of ASC 946 as of the Fund’s measurement date. The Fund will deviate from the net asset value (or its equivalent) if it is probable at the measurement date that the Fund will redeem a portion of a Portfolio Fund at an amount different from the net asset value per share (or its equivalent).

Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents. Valuations of Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds’ Managers as required by the Portfolio Funds’ offering documents. If the Investment Manager determines that the most recent net asset value (or its equivalent) reported by the Portfolio Fund does not represent fair value or if the Portfolio Fund fails to report a net asset value to the Fund, a fair value determination is made under procedures established by and under the general supervision of the Valuation Committee. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material. Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s net assets if the judgments of the Valuation Committee, or the Portfolio Funds’ Managers should prove to be incorrect. Portfolio Funds’ Managers only provide determinations of the net asset values of the Portfolio Funds on a monthly/ quarterly basis, in which event it will not be possible to determine the net asset value of the Fund more frequently. The Portfolio Funds’ Interests in which the Fund invests or plans to invest are generally illiquid. The Fund may not be able to dispose of Portfolio Funds’ Interests that it has purchased. As of September 30, 2022, investments in Portfolio Funds were valued at $108,202,884, which represented 86.23% of the net asset value of the Fund.

Investment Valuation – Marketable Securities – Investments in marketable securities listed or traded on an exchange are valued at their last traded price, as of the exchange’s official close of business. The Fund does not adjust the quoted price for these investments even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Redeemable securities issued by open-end investment companies and open-end foreign funds are valued at the respective investment company’s or foreign fund’s applicable net asset value per share.

Transfer In-Kind – On April 1, 2021, the Fund received an in-kind transfer of assets and liabilities from the Private Fund. The transfer was non-taxable, whereby the Fund issued shares (“Shares”) equal to the fair value of the net assets received. For financial reporting purposes, net assets received and ownership amounts in the Fund were recorded at fair value and the historical cost basis was retained as a result of the non-taxable nature of the transfer. The investments received by the Fund were evaluated using fair value procedures adopted by the Board. The characteristics of the value received are presented as follows:

Fund	Paid-In-Capital Value Received	Character of Value Received	Value Received
The Fund	$142,080,196	Investments at cost	$107,766,887
		Net unrealized appreciation on investments	32,246,787
Total	$142,080,196	Cash	2,360,589
		Liabilities in excess of other assets	(294,067)
		Total	$142,080,196

14,208,019.60 shares were issued with an initial NAV of $10.00.

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Fund obtained $16,794,963 in outstanding commitments in Portfolio Funds from the Private Fund.

Investment Transactions and Related Investment Income – All investment transactions are recorded on the trade date. Interest income on cash held in the Fund’s interest-bearing accounts is recognized on an accrual basis. Dividend income is recorded on ex-dividend dates. Distributions from marketable securities are classified as investment income or realized gains based on the U.S. income tax characteristics of the distribution. Distributions received from Portfolio Funds are recorded on the effective date, based on the character determined by the underlying Fund. Return of capital or security distributions received from Portfolio Funds and securities are accounted for as a reduction to cost. Net realized gain or loss on investments includes net investment gains or losses from marketable securities and realized gains or losses indirectly allocated to the Fund from investments in Portfolio Funds. Realized gains and losses from investments in Portfolio Funds are recognized when reported by those Portfolio Funds. Realized gains and losses from other investments are recorded on a specific identification basis.

Foreign Currency Translation – The books and records of the Fund are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollar equivalents using period-end spot foreign currency exchange rates. Purchases and sales of investments, and their related income and expenses are translated at the rate of exchange on the respective dates of such transactions. Realized and unrealized gains and losses resulting from foreign currency changes are reflected in the Statement of Operations as a component of net realized gain/(loss) and net change in unrealized appreciation/(depreciation) on marketable securities and Portfolio Funds.

Federal Income Taxes – The Fund operates as a partnership for U.S. federal income tax purposes and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual shareholders. Each shareholder is treated as the owner of its proportionate share of the net assets, income, expenses, and the realized and unrealized gains/(losses) of the Fund. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund which did not meet the “more likely than not” standard as of September 30, 2022.

3.	FAIR VALUE DISCLOSURE

In accordance with FASB ASC 820-10, Fair Value Measurement (“ASC 820”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level I measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level III measurements). ASC 820 provides three levels of the fair value hierarchy as follows:

Level I — Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date and on an-ongoing basis. Investments in marketable securities are classified at Level I in the fair value hierarchy.

Level II — Valuations based on observable inputs other than quoted prices in active markets for identical assets or liabilities.

Level III — Valuation techniques that require inputs that are both significant to the fair value measurement and are unobservable (i.e. supported by little or no market activity).

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

3.	FAIR VALUE DISCLOSURE (Continued)

Portfolio Fund investments in limited partnership interests and other investment funds are recorded at fair value, using the Portfolio Funds’ net asset value (or its equivalent) as a practical expedient. If the Investment Manager determines that the most recent net asset value (or its equivalent) does not represent fair value or if the Portfolio Fund fails to report a net asset value, a fair value determination is made under procedures established by the Valuation Committee and is generally classified as Level III in the fair value hierarchy.

The following table summarizes the valuation of the Fund’s investments as of September 30, 2022, by the fair value hierarchy levels:

	Fair Value Measurements
Investments	Level I	Level II	Level III	NAV as Practical Expedient	Total
Marketable Securities	$16,978,122	$—	$—	$—	$16,978,122
Portfolio Funds	—	—	—	108,202,884	108,202,884
Short-term Investments	7,003,585	—	—	—	7,003,585
Total Investments	$23,981,707	$—	$—	$108,202,884	$132,184,591

A listing of the Portfolio Fund types held by the Partnership and the related attributes, as of September 30, 2022 are shown in the table below:

Investment Category	Fair Value (in 000’s)	Unfunded Commitments (in 000’s)		Remaining Life*	Redemption Frequency*	Notice Period (in days)	Redemption Restriction Terms*
Core(1)	$49,745	$—		Indefinite	Monthly - Bi-yearly	30-120	May be subject to lockup periods (of up to 3 years) and/or investor and/or fund level gates of up to 20% per withdrawal date
Opportunistic(2)	47,228	17,797		Up to 15 years	None	N/A	N/A
Market(3)	11,230	—		Indefinite	Monthly	10	N/A
	$108,203	$17,797	(4)

(1)	Investments in commingled limited partnerships that have exposure to a range of security types.

(2)	Consists of both private equity and venture capital investments.

(3)	Investments in traditional pooled vehicles, such as mutual funds and exchange-traded funds, or certain limited partnerships. Investments can be across the full risk spectrum.

(4)	As of September 30, 2022, the Fund had total outstanding commitments of $17,577,338 and $219,590 to the partnership interests and membership interests of Portfolio Funds, respectively.

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Portfolio Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Portfolio Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

14

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

4.	RISK FACTORS

The Fund’s investment activities expose it to various risks, which are associated with the markets and the financial instruments in which it invests (as discussed in Notes 2 and 3). The following summary is not intended to be a comprehensive summary of all risks inherent in investing in the Fund.

Credit – Financial instruments which potentially subject the Fund to concentrations of credit risk consist primarily of cash and cash equivalents. Substantially, all of the Fund’s cash is deposited with one financial institution. Deposits, at times, may be in excess of federally insured limits. The Fund has not experienced any losses on its cash and cash equivalents, nor does it believe it is exposed to any significant credit risk.

Liquidity Constraints of Portfolio Funds – Since the Fund may make additional investments in or affect withdrawals from a Portfolio Fund only at certain times pursuant to limitations set forth in the governing documents of the Portfolio Fund, the Fund from time to time may have to invest a greater portion of its assets temporarily in money market securities than it otherwise might wish to invest and may have to borrow money to repurchase Shares. The redemption or withdrawal provisions regarding the Portfolio Funds vary from fund to fund. Therefore, the Fund may not be able to withdraw its investment in a Portfolio Fund promptly after it has made a decision to do so. Some Investment Funds may impose early redemption fees while others may not. This may adversely affect the Fund’s investment return or increase the Fund’s expenses and limit the Fund’s ability to make offers to repurchase Shares from Shareholders. Portfolio Funds may be permitted to redeem their interests in-kind. Thus, upon the Fund’s withdrawal of all or a portion of its interest in an Investment Fund, it may receive securities that are illiquid or difficult to value.

Limited Liquidity – Shares in the Fund provide limited liquidity since shareholders will not be able to redeem shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. There is no assurance that you will be able to tender your shares when or in the amount that you desire. In addition, with very limited exceptions, shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of shares and should be viewed as a long-term investment.

Non-Diversified Status – The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the 1940 Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Leverage Risk – The Fund does not generally intend to utilize leverage, however, the Fund is permitted to and may, in the sole discretion of the Investment Manager, leverage its investment positions, when deemed appropriate by the Investment Manager for any reason. Furthermore, the strategies implemented by the Portfolio Funds typically are leveraged. While leverage presents opportunities for increasing the total return on investments, it has the effect of potentially increasing losses as well. Accordingly, any event which adversely affects the value of an investment could be magnified to the extent leverage is utilized. The cumulative effect of the use of leverage with respect to any investments in a market that moves adversely to such investments could result in a substantial loss that would be greater than if the investment were not leveraged.

Market Risk – Market risk arises primarily from changes in the market value of financial instruments. Exposure to market risk is influenced by a number of factors, including the relationships between financial instruments, and the volatility and liquidity in the markets in which the financial instruments are traded. In many cases, the use of

15

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

4.	RISK FACTORS (Continued)

financial instruments serves to modify or offset market risk associated with other transactions, and accordingly, serves to decrease the Fund’s overall exposure to market risk. The Fund attempts to control its exposure to market risk through various analytical monitoring techniques.

5.	INVESTMENTS BY THE FUND

The Fund, generally, has the ability to liquidate its investments periodically, depending on the type of investment, and for the Portfolio Funds, depending on the provisions of the respective Portfolio Fund’s governing agreements. Contribution requirements may also vary based on each Portfolio Fund’s governing agreements. Investment advisors who manage accounts in the name of the Fund, or who operate other Portfolio Funds in which the Fund invests, receive fees for their services. The fees include management fees, performance allocations and direct expenses based upon the net asset value of the Fund’s investment. These fees are deducted directly from the trading account or Portfolio Fund investment balance in accordance with an advisory or limited partnership agreement. The management fees ranged from 0%–2% (with possible performance or high water mark fees ranging from 0% to 20%).

The Fund can liquidate or redeem the marketable securities on a daily basis, and there are no restrictions or limitations placed on these marketable securities. Additionally, the Fund has limited ability to liquidate its Portfolio Funds due to lockup periods up to 15 years. After the lock-up has expired, the Fund must meet certain provisions in order to liquidate the Portfolio Funds.

The Fund’s Share of Portfolio Funds that were 5% or more of its net assets as of September 30, 2022 is as follows:

Investment (Description of Strategy)	Percentage of Net Asset Value	Fair Value	Redemptions Permitted/Restrictions
Stripes V, LP (Private Equity)(a)	10.8%	$13,505,353

10 year term starting January 2021 subject to 3 1-year extensions upon discretion of GP with the consent of the LP Advisory Committee; redemptions are generally not permitted, but the general partner makes distributions from the sales of the underlying assets

D.E. Shaw All Country Global Alpha Extension Fund, LLC (Long/Short Equity)(b)	8.9%	$11,230,210	Monthly liquidity (10 business day notice required)
Viking Global Opportunities L.P. (Long/Short Equity)(b)	7.8%	$9,841,762	After initial 3 year lock-up, rolling 2 year liquidity for liquid capital account and rolling annual liquidity for illiquid capital account (3 calendar month notice required)
Oaktree Opportunities Fund Xb, L.P. (Private Credit)(c)	7.7%	$9,666,767

10 year term starting January 2020 subject to automatic extensions up to 15th anniversary upon discretion of GP and further extension with limited partner approval; redemptions are generally not permitted, but the general partner makes distributions from the sales of the underlying assets

16

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

5. INVESTMENTS BY THE FUND (Continued)

Investment (Description of Strategy)	Percentage of Net Asset Value	Fair Value	Redemptions Permitted/Restrictions
Renaissance Institutional Diversified Global Equities Onshore Fund L.P. (Long/Short Equity)(b)	6.3%	$7,899,568	Monthly liquidity (60 calendar day notice required)
Coatue Qualified Partners, L.P. (Long/Short Equity)(b)	6.0%	$7,484,195	Annual liquidity (90 calendar day notice required) after 12 month lock-up
The Children’s Investment Fund (Long/Short Equity)(b)	5.9%	$7,418,000	Bi-yearly liquidity (4 months’ notice required); rebalancing entitlement permitted
RA Capital Healthcare Fund, L.P. (Long/Short Equity)(b)	5.9%	$7,383,453	Quarterly liquidity (90 calendar day notice required) after 36 month lock-up
AQR Delphi Long-Short Equity Fund, L.P. (Long/Short Equity)(b)	5.9%	$7,362,369	Monthly liquidity (30 calendar day notice required)

(a)	This strategy includes funds that focus on investment opportunities in private companies with attractive growth prospects and seek to achieve attractive, risk-adjusted absolute returns.

(b)	This strategy includes funds that employ long and short trading in global equities and attempt to achieve capital appreciation.

(c)

This strategy includes funds that focus on investment opportunities in private debt issued by companies that have little or no access to traditional sources of financing and seek to achieve attractive, risk-adjusted absolute returns.

Additionally, the terms of the Portfolio Funds’ governing documents generally provide for restrictions on transferability, minimum holding periods or lock-ups, the suspension of redemptions/withdrawals or the institution of gates on redemptions/withdrawals, at the discretion of the Portfolio Funds’ Managers, and as a result, the Fund may not be able to redeem/withdraw from an investment in a Portfolio Fund without continued exposure to changes in valuations, which could be material.

As of September 30, 2022, certain of the Fund’s investments were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Fund owns 5% or more of the investment’s total capital. The activity resulting from investments in these investments, including dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated invesments (including activity during the six months ended September 30, 2022) is shown below:

Investment (1)	Fair Value 3/31/2022	Purchases	Proceeds From Sales or Other Dispositions	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Fair Value 9/30/2022	Dividend Income
Accolade Partners VII-C, L.P.	$1,254,416	$—	$—	$—	$(35,478)	$1,218,938	$—
Total Affiliated Investments	1,254,416	—	—	—	(35,478)	1,218,938	—

(1)	Investment does not issue units or shares.

17

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

6.	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS

Investment Management Fee – The Fund pays to the Investment Manager an investment management fee (the “Investment Management Fee”) in consideration of the advisory and other services provided by the Investment Manager to the Fund. Pursuant to an investment management agreement (the “Investment Management Agreement”), the Fund pays the Investment Manager a quarterly Investment Management Fee equal to 0.50% on an annualized basis of the Fund’s net asset value (“NAV”) as of each quarter-end. NAV means the total value of all assets of the Fund, less an amount equal to all accrued debts, liabilities and obligations of the Fund. For purposes of determining the Investment Management Fee payable to the Investment Manager for any quarter, NAV will be calculated prior to any reduction for any fees and expenses of the Fund for that quarter, including, without limitation, the Investment Management Fee payable to the Investment Manager for that quarter, and before giving effect to any repurchase of Shares in the Fund effective as of that date. For the period ended September 30, 2022, the Fund incurred $339,144 in management fees.

The Investment Manager has entered into an investment management fee limitation agreement (the “Management Fee Limitation Agreement”) with the Fund, whereby the Investment Manager has agreed to waive 0.40% of its Investment Management Fee. The Management Fee Limitation Agreement is in effect for one year from the commencement of operations and will automatically renew for consecutive one-year terms thereafter (each, a “Current Term”). Neither the Fund nor the Investment Manager may terminate the Management Fee Limitation Agreement during the Current Term. The Investment Management Fee waiver is not subject for recoupment. For the period ended September 30, 2022, the Fund waived $271,315 in Investment Management Fees.

Certain officers of the Fund are employees of the Investment Manager and are not paid by the Fund for the services they provide to the Fund.

Administrative Services Fee – Pursuant to an administrative services agreement with the Fund, the Investment Manager is entitled to a fee calculated at an annual rate of 0.10%, payable quarterly in arrears, based upon the Fund’s net assets as of quarter-end for providing administrative services to the Fund. Such services include the review of shareholder reports and other filings with the SEC; oversight of the Fund’s primary service providers; periodic due diligence reviews of the Fund’s primary service providers; coordination and negotiation of all of the contracts and pricing relating to the Fund’s primary service providers, with the advice of Fund counsel; providing information to the Board relating to the review and selection of the Fund’s primary service providers; and all such other duties or services necessary for the appropriate administration of the Fund that are incidental to the foregoing services.

Distributor – UMB Distribution Services, LLC is the distributor (also known as principal underwriter) of the Shares of the Fund and acts as the agent of the Trust in connection with the continuous offering of Shares of the Fund.

Administrator – UMB Fund Services, Inc. (the “Administrator”) serves as administrator to the Fund and provides certain administrative, clerical, bookkeeping and investor related services. For these services the Administrator receives a quarterly fee, as well as reasonable out of pocket expenses. For the period ended September 30, 2022, the Fund paid $92,640 in administration fees.

Certain trustees and officers of the Fund are employees of the Administrator and are not paid by the Fund for the services they provide to the Fund.

Custodian – UMB Bank, n.a. (the “Custodian”), an affiliate of the Administrator, serves as the primary custodian of the assets of the Fund, and may maintain custody of such assets with U.S. and non-U.S. sub custodians (which may be banks and trust companies), securities depositories and clearing agencies in accordance with the requirements of Section 17(f) of the 1940 Act and the rules thereunder. Assets of the Fund are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of

18

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

6.	INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (Continued)

the Custodian or U.S. or non-U.S. sub custodians in a securities depository, clearing agency or omnibus customer account of such custodian. In consideration for these services, the Fund pays the Custodian a minimum quarterly custodian fee.

Chief Compliance Officer – Vigilant Compliance, LLC (“Vigilant”) provides Chief Compliance Officer (“CCO”) services to the Fund. An officer of the Fund is an employee of Vigilant.

Guarantees and Indemnification – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

7.	CAPITAL CONTRIBUTIONS AND WITHDRAWALS

The Fund will generally offer Shares for purchase as of the first business day of each calendar quarter, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

A substantial portion of the Fund’s investments are illiquid. For this reason, the Fund is structured as a closed-end fund, which means that the Shareholders will not have the right to redeem their Shares on a daily basis. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. At the discretion of the Board and provided that it is in the best interests of the Fund and the Shareholders to do so, the Fund intends to provide a limited degree of liquidity for the Shareholders by conducting repurchase offers generally quarterly with a valuation date on or about March 31, June 30, September 30 and December 31 of each year. Each repurchase offer ordinarily will be limited to the repurchase of approximately 5% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. No Shareholder will have the right to require the Fund to redeem its Shares.

8.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2022, the total purchases and total distribution proceeds from sale, redemption or other disposition of investments, excluding cash equivalents, amounted to $6,101,744 and $9,300,000, respectively.

9.	RECENT MARKET DEVELOPMENTS

The Fund may be subject to various risks as described in the Funds’ prospectus. Political tensions and armed conflicts, including the Russian invasion of Ukraine, and any resulting economic sanctions on entities and/or individuals of a particular country could lead such a country into an economic recession. The COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect the performance of the Fund.

19

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2022 (Unaudited)

10.	SUBSEQUENT EVENTS

The Fund has evaluated the events and transactions through the date the financial statements were issued and determined there were no subsequent events that required adjustment to or disclosure in the financial statements, except for the events listed below.

Effective January 1, 2023, the Fund intends to elect to be treated as a corporation and regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, Shareholders of the Fund will receive information detailing their income and gain with respect to the Fund on IRS Forms 1099 instead of IRS Schedules K-1.

20

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Other Information

September 30, 2022 (Unaudited)

PROXY VOTING POLICIES AND PROCEDURES

For a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, please call 1-877-997-9971 and request a Statement of Additional Information. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov as well as the Fund’s website at www.aspiriantfunds.com.

Information on how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling 1-877-997-9971 or by accessing the website of the U.S. Securities and Exchange Commission.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund files complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

21

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

Privacy Policy

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number

● Account balances

● Account transactions

● Transaction history

● Wire transfer instructions

● Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers ‘ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-997-9971

22

ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

PRIVACY POLICY (Continued)

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

● Open an account

● Provide account information

● Give us your contact information

● Make a wire transfer

● Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

● Sharing for affiliates’ everyday business purposes – information about your creditworthiness

● Affiliates from using your information to market to you

● Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as Aspiriant, LLC .
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

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ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

INVESTMENT MANAGER

Aspiriant, LLC
11100 Santa Monica Blvd., Suite 600
Los Angeles, CA 90025

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

FUND COUNSEL

Faegre Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

CUSTODIAN BANK

UMB Bank, n.a.
1010 Grand Blvd.
Kansas City, MO 64106

TRANSFER AGENT / ADMINISTRATOR

UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212

DISTRIBUTOR

UMB Distribution Services, LLC
235 W. Galena Street
Milwaukee, WI 53212

(b) Not applicable.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable to semi-annual reports.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes to report.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)	(1)	Code of Ethics. Not applicable to semi-annual reports.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Risk-Managed Capital Appreciation Fund

By	/s/ Marc Castellani
Title	Marc Castellani, President and Principal Executive Officer

Date	12/6/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Marc Castellani
Title	Marc Castellani, President and Principal Executive Officer

Date	12/6/2022

By	/s/ Benjamin Schmidt
Title	Benjamin Schmidt, Treasurer and Principal Financial Officer

Date	12/6/2022